Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current liabilities

For the year ended December 31		Note	2024	2023
Provisions		26	288	286
Long-term disability benefits obligation			271	269
Derivative liabilities		29	863	607
Joint venture obligation	9,	20	—	252
Other			224	303
Total other non-current liabilities			1,646	1,717